EMPLOYEE BENEFITS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Retirements payments	$ 56,126	$ 55,119
Resignation payments	8,802	10,124
Other obligations	17,437	35,844
Total liability for employee benefits	$ 82,365	$ 101,087